Property and Equipment, Net (Details Narrative) 10K - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,670	$ 1,783	$ 5,008	$ 5,241	$ 7,063	$ 5,622
Written off of property and equipment					$ 992,797